Revolving Loan And Long-Term Debt (Schedule Of Aggregate Annual Maturitiest) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Long-term Line of Credit [Abstract]
2014	$ 1,428,571
2015	6,277,593
2016	1,497,855
2017	4,285,716
2018	0
Thereafter	0
Total debt	$ 13,489,735	$ 10,921,780